PROPERTY AND EQUIPMENT, NET (Tables)	3 Months Ended
Mar. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	March 31, 2022	December 31, 2021
	(Unaudited)
	$	$
Furniture and fixtures	–	–
Equipment	77,031	78,802
Leasehold improvement	–	–
Vehicle	–	–
	77,031	78,802
Less: Accumulated depreciation	(8,587)	(7,557)
Property and equipment, net	68,444	71,245